INCOME TAXES EXPENSES (Details 1) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income before tax	$ 5,629,680	$ 11,750,439	$ 12,420,036	[1]
Expected PRC income tax expense at statutory tax rate of 25%	1,407,420	2,937,609	3,105,009
Expense/(Income) not deductible/taxable	331,170	35,699	(643,992)
Tax concession	(597,667)	(1,176,577)	(663,008)
Actual income tax expense	$ 1,140,923	$ 1,796,731	$ 1,798,009	[1]

[1]	Represents the consolidated Statement of Income of Victor Score Limited and subsidiaries (the "Accounting Acquirer").